LONG-TERM INVESTMENTS (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Investments, All Other Investments [Abstract]
Equity investments without readily determinable fair value
Initial investment equity investments without readily determinable fair value	647,000
Impairment charges or disposal activity	$ 0
Fair value of investment		$ 22,000
Impairment charges of equity method investments		70,000.00
Impairment of equity investments without readily determinable fair value		$ 20,000.00